SCHEDULE OF STOCK OPTIONS (Details) - $ / shares shares in Thousands		9 Months Ended				12 Months Ended
		Sep. 30, 2024		Sep. 30, 2023		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average exercise price, Granted		$ 2.38		$ 10.00
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of stock options outstanding, Balance		127	[1]	145	[2]	145	[2]	114
Weighted average exercise price, Balance		$ 62.45	[3]	$ 72.25	[4]	$ 72.25	[4]	$ 124.00	[4]
Weighted average remaining contractual life		3 years 4 months 24 days	[5]			3 years 4 months 24 days	[5]	3 years 3 months 18 days	[6]	3 years 3 months 18 days	[6]
Number of stock options outstanding, Granted		105				16		79
Weighted average exercise price, Granted		$ 2.38	[3]			$ 9.89	[4]	$ 25.25	[4]
Weighted average remaining contractual life	[5]					3 years 6 months
Number of stock options outstanding, Forfeited		(4)				(34)		(48)
Weighted average exercise price, Forfeited		$ 7.50	[3]				[4]		[4]
Weighted average remaining contractual life	[5]					3 years 6 months
Number of stock options outstanding, Exercised			[7]				[1]		[1]
Weighted average exercise price, Exercised			[3]				[4]		[4]
Number of stock options outstanding, Balance		228	[7]			127	[1]	145	[2]	114
Weighted average exercise price, Balance		$ 36.00	[3]			$ 62.45	[3]	$ 72.25	[4]	$ 124.00	[4]
Number of stock exercisable, Balance		121	[8]			89	[2]	90
Weighted average exercisable, Balance		$ 57.35	[3]			$ 68.67	[4]	$ 75.50	[4]
Weighted average remaining contractual life, Excersiable		2 years 9 months 18 days	[5]			3 years 1 month 6 days	[6]	3 years 4 months 24 days	[6]

[1]	As of December 31, 2023, and 2022 the aggregate intrinsic value of stock options outstanding was approximately $65,500.
[2]	As of December 31, 2023, and 2022 the aggregate intrinsic value of exercisable stock options was approximately $24,600.
[3]	Represents the weighted average exercise price.
[4]	Represents the weighted average exercise price.
[5]	Represents the weighted average remaining contractual term until the stock options expire.
[6]	Represents the weighted average remaining contractual term until the stock options expire.
[7]	As of September 30, 2024, the aggregate intrinsic value of stock options outstanding was $0.
[8]	As of September 30, 2024, the aggregate intrinsic value of exercisable stock options was $0.